Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net
	At December 31,
	2024	2023
Acquired software	$419,722	$419,722
Accumulated depreciation	(163,760)	(79,816)
	$255,962	$339,906

Amortization included in:

	Years ended December 31,
	2024	2023
Cost of sales	$83,944	$70,247

Schedule of Estimated Annual Amortization Expense	Estimated annual amortization expense related to acquired software is set out below:
2025	83,944
2026	83,944
2027	83,944
2028	4,130
$255,962